Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Lease	The lease agreement does not contain any material residual value guarantees or material restrictive covenants, and the extended lease contract does not contain options to extend at the time of expiration.
	As of June 30,
	2024	2023

Operating lease right-of-use assets	$18,035	$-
Operating lease liabilities – current	7,374	-
Operating lease liabilities – noncurrent	7,584	-
Total operating lease liabilities	$14,958	$-

Schedule of Weighted-Average Remaining Lease Term	The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:
	As of June 30,
	2024	2023
Weighted-average remaining lease term (years)	2.42	—
Weighted-average discount rate	2.80%	—

Schedule of Operating Lease Liabilities	The following table summarizes the maturity of operating lease liabilities as of June 30, 2024:
12 months ending June 30,	Amount

2025	$7,690
2026	7,690
Thereafter	—
Total lease payments	15,380
Less: imputed interest	(422)
Total lease liabilities	$14,958